Award Timing Disclosure $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 28, 2024	Feb. 26, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Compensation Committee and senior management monitor the Company’s equity grant practices to evaluate whether such policies comply with governing regulations and are consistent with good corporate practices. When making regular annual equity grants, the Compensation Committee’s practice is to approve them at its meeting in February of each year as part of the annual compensation review and after results for the preceding fiscal year become available. Because the Compensation Committee’s regular meeting schedule is determined in the prior fiscal year, the proximity of any awards to other significant corporate events is coincidental. In addition, the Compensation Committee may make grants at any time during the year it deems appropriate, including with respect to new hires, promotions or role transitions. We attempt to make equity awards during periods when we do not have material non-public information (“MNPI”) that could impact our stock price and we do not time the release of MNPI based on equity grant dates.

The Compensation Committee has established a pool of shares from which the Chief Executive Officer is authorized to make discretionary equity awards to any employee of the Company, other than “covered employees,” officers, directors of other persons subject to Section 16 of the Exchange Act. The Company's practice is to make such awards on a quarterly basis approximately two weeks following the Company's quarterly earnings announcement.

During 2024, the annual stock option grant was made to our NEOs during the period beginning four business days before the filing or furnishing of a periodic report or current report and ending one business day after the filing or furnishing of any such report with the SEC, as set forth below:

Name	Grant Date (1)	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award

Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information

Nicholas I. Fink	2/26/2024	81,324	$79.83	$2,124,996	1.3%
David V. Barry	2/26/2024	15,308	$79.83	$399,998	1.3%
Cheri M. Phyfer	2/26/2024	22,866	$79.83	$597,489	1.3%
John D. Lee	2/26/2024	10,524	$79.83	$274,992	1.3%
Hiranda S. Donoghue	2/26/2024	10,285	$79.83	$268,747	1.3%

(1) The Company’s Annual Report on Form 10-K for the period ended December 31, 2023 was filed on February 27, 2024, with the Company’s press release announcing the Company’s financial results for the same period released on January 30, 2024.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	When making regular annual equity grants, the Compensation Committee’s practice is to approve them at its meeting in February of each year as part of the annual compensation review and after results for the preceding fiscal year become available. Because the Compensation Committee’s regular meeting schedule is determined in the prior fiscal year, the proximity of any awards to other significant corporate events is coincidental. In addition, the Compensation Committee may make grants at any time during the year it deems appropriate, including with respect to new hires, promotions or role transitions. We attempt to make equity awards during periods when we do not have material non-public information (“MNPI”) that could impact our stock price and we do not time the release of MNPI based on equity grant dates.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date (1)	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award

Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information

Nicholas I. Fink	2/26/2024	81,324	$79.83	$2,124,996	1.3%
David V. Barry	2/26/2024	15,308	$79.83	$399,998	1.3%
Cheri M. Phyfer	2/26/2024	22,866	$79.83	$597,489	1.3%
John D. Lee	2/26/2024	10,524	$79.83	$274,992	1.3%
Hiranda S. Donoghue	2/26/2024	10,285	$79.83	$268,747	1.3%

(1) The Company’s Annual Report on Form 10-K for the period ended December 31, 2023 was filed on February 27, 2024, with the Company’s press release announcing the Company’s financial results for the same period released on January 30, 2024.

Nicholas I. Fink [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Nicholas I. Fink
Underlying Securities | shares		81,324
Exercise Price | $ / shares		$ 79.83
Fair Value as of Grant Date | $		$ 2,124,996
Underlying Security Market Price Change		1.3
David V. Barry [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		David V. Barry
Underlying Securities | shares		15,308
Exercise Price | $ / shares		$ 79.83
Fair Value as of Grant Date | $		$ 399,998
Underlying Security Market Price Change		1.3
Cheri M. Phyfer [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Cheri M. Phyfer
Underlying Securities | shares		22,866
Exercise Price | $ / shares		$ 79.83
Fair Value as of Grant Date | $		$ 597,489
Underlying Security Market Price Change		1.3
John D. Lee [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		John D. Lee
Underlying Securities | shares		10,524
Exercise Price | $ / shares		$ 79.83
Fair Value as of Grant Date | $		$ 274,992
Underlying Security Market Price Change		1.3
Hiranda S. Donoghue [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Hiranda S. Donoghue
Underlying Securities | shares		10,285
Exercise Price | $ / shares		$ 79.83
Fair Value as of Grant Date | $		$ 268,747
Underlying Security Market Price Change		1.3